CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2018	[1]	$ 2,625		$ 924,856	$ (5,380)	$ (666,932)	$ 255,169
Balance, shares at Dec. 31, 2018	[1]	55,176,107
Stock-based compensation of options		$ 0		2,135	0	0	2,135
Exercise of stock options		$ 18		357	0	0	375
Exercise of stock options, shares		317,151
Dividend distribution		$ 0		0	0	(24,864)	(24,864)
Comprehensive income (loss)	[1]	0		0	332	36,858	37,190
Balance at Dec. 31, 2019	[1]	$ 2,643		927,348	(5,048)	(654,938)	270,005
Balance, shares at Dec. 31, 2019	[1]	55,493,258
Stock-based compensation of options		$ 0		1,282	0	0	1,282
Exercise of stock options		$ 4		(4)	0	0	0
Exercise of stock options, shares		66,380
Dividend distribution		$ 0		0	0	(19,999)	(19,999)
Dividend payable		0		0	0	(35,003)	(35,003)
Comprehensive income (loss)	[1]	0		0	(969)	35,076	34,107
Balance at Dec. 31, 2020	[1]	$ 2,647		928,626	(6,017)	(674,864)	$ 250,392
Balance, shares at Dec. 31, 2020		55,559,638	[1]				55,559,638
Stock-based compensation of options		$ 0		1,304	0	0	$ 1,304
Exercise of stock options		$ 59		(59)	0	0	0
Exercise of stock options, shares		979,599
Comprehensive income (loss)		$ 0		0	(340)	(3,033)	(3,373)
Balance at Dec. 31, 2021		$ 2,706		$ 929,871	$ (6,357)	$ (677,897)	$ 248,323
Balance, shares at Dec. 31, 2021		56,539,237					56,539,237

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.